Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefits [Abstract]
Expenses recognized for employee benefits
The expenses recognized for employee benefits are:

	2017	2016	2015
Salaries, benefits and inherent	$550,491	$654,677	$674,512
Pensions – defined benefit plans	21,284	(14,764)	22,805
	$571,775	$639,913	$697,317

Liabilities recognized for pensions and other remunerations
The liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2017	2016
Long-term:
Pensions and seniority premium	$150,873	$142,398
Termination of employment	24,687	21,809
	$175,560	$164,207

Details of net cost for the period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2017		2016
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$5,460	$1,868	$(29,914)	$(1,717)
Interest cost	12,015	1,941	15,072	1,795
Net cost for the period	$17,475	$3,809	$(14,842)	$78

Reserve for pensions and seniority premiums
At December 31, 2017 and 2016, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2017		2016
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$153,572	$24,687	$144,049	$21,809
Plan assets	(2,699)	-	(1,651)	-
Total reserve	$150,873	$24,687	$142,398	$21,809

Defined Benefit Obligation
At December 31, 2017 and 2016, the DBO for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2017		2016
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at period start	$144,049	$21,809	$191,134	$22,029
Current service cost	5,460	1,868	(29,914)	(1,717)
Interest cost	12,015	1,941	15,072	1,795
Benefits paid	(296)	-	(1,128)	-
Benefits paid from plan assets	(9,272)	-	(13,739)	-
Miscellaneous	908	-	(269)	(1)
Actuarial losses and gains	708	(931)	(17,107)	(297)
DBO at period end	$153,572	$24,687	$144,049	$21,809

The plan assets at December 31, 2017 and 2016 are comprised as follows:

	2017	2016
Value of the fund at year start	$1,651	$1,921
Expected return on assets	908	(294)
Plan contributions	9,272	13,739
Benefits paid	(9,272)	(13,739)
Interests of plan assets	140	24
Value of the fund at year end	$2,699	$1,651

Effects of changes to actuarial assumptions
The changes in the pension plan, seniority premium, and termination of employment plan at December 31, 2017 and 2016 are as follows:

	2017	2016
Reserve for obligations at year start	$164,207	$211,242
Total cost for the year	21,284	(14,764)
Contributions to the plan	(9,272)	(13,739)
Benefits paid charged to the reserve	(296)	(1,128)
Actuarial gain	(223)	(17,404)
Reserve for obligations at year end	$175,560	$164,207

The significant actuarial assumptions used for the valuation are:

	2017	2016
Discount rate	9.25%	9.00%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	19.80	19.80

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2017:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(6,161)	$6,565

	1.0% increase	1.0% decrease
Salary increase rate
Increase (decrease) in the defined benefits obligation	$4,416	$(4,173)

	One year Increase	One year decrease
Average life expectancies
Increase (decrease) in the defined benefits obligation	$5,583	$(5,736)